Related Party Transactions	12 Months Ended
Jun. 30, 2019
Related Party Transactions [Abstract]
Related party transactions

Note 8 – Related party transactions

Rent expense - related party

The Company has a lease agreement for office space from Mr. Weili He, the Company's shareholder, through October 31, 2023, with annual payments of approximately $24,000.

Prepayment - related party

Mr. Xianfu Han, and Mr. Weili He, the Company's shareholders and former officers, are holding positions as president and director of Ningbo Lianlv Investment Ltd., respectively. This company owns 99% of the shares of Beijing Lianlv Technical Group Ltd. ("Beijing Lianlv"), the Company's supplier. As of June 30, 2019 and 2018, the Company prepaid $456,399 and $3,027,409 to Beijing Lianlv, before any allowance, for inventory purchases, respectively.

Due to Beijing Lianlv being named as a joint defendant in one of the civil lawsuits of the Company, the Company provided a provision of 5% of an allowance for doubtful accounts for Beijing Lianlv's prepayment that are aged from six months to one year and 10% for the balance beyond one year. As of June 30, 2019 and 2018, the Company made $0 and $0.3 million allowance for prepayment – related party, respectively.

Other receivable - related party

This balance represents litigation against Xin Ao who entered into a capital lease agreement on behalf of Beijing Lianlv, an entity whose shareholders are Mr. Han and Mr. He. The balance was indemnified by Mr. Han and Mr. He in November 2019. As of June 30, 2019 and 2018, other receivable – related party from Beijing Lianlv was $165,075 and $1,397,042, respectively.

Other payables - related parties

Mr. Xianfu Han, Mr. Weili He have advanced funds to BVI-ACM for working capital purposes. The advances are non-interest bearing, unsecured, and are payable in cash on demand. They and their spouses have also guaranteed certain short-term loans payable and notes payable of the Company (see Note 7).

Other payables – related parties consisted of the following:

	June 30, 2019	June 30, 2018

Xianfu Han	$361,336	$91,336
Weili He	396,401	104,428
	$757,737	$195,763